Total Invested Assets and Related Net Investment Income - Assets and Liabilities Carried at Fair Value on a Recurring Basis by Hierarchy (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	CAD 269,112	CAD 258,238
Less: Liabilities arising from investing activities	246,141	235,870
Financial assets	137,691	134,491
Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	205,239	194,334
Less: Liabilities arising from investing activities	1,759	2,515
Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	42,113	40,329
Less: Liabilities arising from investing activities	5	7
Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	152,426	144,220
Less: Liabilities arising from investing activities	1,751	2,505
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	10,700	9,785
Less: Liabilities arising from investing activities	3	3
Financial assets	10,700	9,785	CAD 9,213
Investment contract liabilities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Less: Liabilities arising from investing activities	3	3
Investment contract liabilities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Less: Liabilities arising from investing activities	0	0
Investment contract liabilities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Less: Liabilities arising from investing activities	0	0
Investment contract liabilities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Less: Liabilities arising from investing activities	3	3
Derivative liabilities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Less: Liabilities arising from investing activities	1,756	2,512
Derivative liabilities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Less: Liabilities arising from investing activities	5	7
Derivative liabilities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Less: Liabilities arising from investing activities	1,751	2,505
Derivative liabilities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Less: Liabilities arising from investing activities	0	0
Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	5,198	4,771
Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	72,619	71,887
Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	13,296	12,600
Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	40,064	40,336
Fair value through profit or loss | Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	3,366	3,117
Fair value through profit or loss | Canadian federal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	3,366	3,117
Fair value through profit or loss | Canadian federal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Canadian federal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	3,351	3,101
Fair value through profit or loss | Canadian federal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	15	16
Fair value through profit or loss | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	59,967	59,466
Fair value through profit or loss | Debt securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	59,967	59,466
Fair value through profit or loss | Debt securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,103	1,136
Fair value through profit or loss | Debt securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	58,447	57,888
Fair value through profit or loss | Debt securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	417	442
Fair value through profit or loss | Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	12,158	11,452
Fair value through profit or loss | Canadian provincial and municipal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	12,158	11,452
Fair value through profit or loss | Canadian provincial and municipal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Canadian provincial and municipal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	12,142	11,414
Fair value through profit or loss | Canadian provincial and municipal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	16	38
Fair value through profit or loss | U.S. government and agency | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,231	1,198
Fair value through profit or loss | U.S. government and agency | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,103	1,136
Fair value through profit or loss | U.S. government and agency | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	125	56
Fair value through profit or loss | U.S. government and agency | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	3	6
Fair value through profit or loss | Other foreign government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	5,361	5,578
Fair value through profit or loss | Other foreign government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Other foreign government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	5,318	5,568
Fair value through profit or loss | Other foreign government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	43	10
Fair value through profit or loss | Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	34,170	34,453
Fair value through profit or loss | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	34,170	34,453
Fair value through profit or loss | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	33,864	34,166
Fair value through profit or loss | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	306	287
Fair value through profit or loss | Commercial mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,460	1,746
Fair value through profit or loss | Commercial mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Commercial mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,459	1,697
Fair value through profit or loss | Commercial mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1	49
Fair value through profit or loss | Residential mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,625	1,482
Fair value through profit or loss | Residential mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Residential mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,625	1,482
Fair value through profit or loss | Residential mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Collateralized debt obligations | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	55	76
Fair value through profit or loss | Collateralized debt obligations | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Collateralized debt obligations | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	55	47
Fair value through profit or loss | Collateralized debt obligations | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	29
Fair value through profit or loss | Other | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	541	364
Fair value through profit or loss | Other | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Other | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	508	357
Fair value through profit or loss | Other | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	33	7
Available-for-sale | Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,832	1,654
Available-for-sale | Canadian federal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,832	1,654
Available-for-sale | Canadian federal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Canadian federal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,832	1,654
Available-for-sale | Canadian federal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	12,652	12,421
Available-for-sale | Debt securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	12,652	12,421
Available-for-sale | Debt securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	818	610
Available-for-sale | Debt securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	11,698	11,620
Available-for-sale | Debt securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	136	191
Available-for-sale | Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,138	1,148
Available-for-sale | Canadian provincial and municipal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,138	1,148
Available-for-sale | Canadian provincial and municipal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Canadian provincial and municipal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,138	1,148
Available-for-sale | Canadian provincial and municipal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | U.S. government and agency | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	818	692
Available-for-sale | U.S. government and agency | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	818	610
Available-for-sale | U.S. government and agency | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	82
Available-for-sale | U.S. government and agency | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Other foreign government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	752	766
Available-for-sale | Other foreign government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Other foreign government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	752	766
Available-for-sale | Other foreign government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	5,894	5,883
Available-for-sale | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	5,894	5,883
Available-for-sale | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	5,838	5,796
Available-for-sale | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	56	87
Available-for-sale | Commercial mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	744	888
Available-for-sale | Commercial mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Commercial mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	744	888
Available-for-sale | Commercial mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Residential mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	398	501
Available-for-sale | Residential mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Residential mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	398	501
Available-for-sale | Residential mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Collateralized debt obligations | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	414	306
Available-for-sale | Collateralized debt obligations | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Collateralized debt obligations | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	345	239
Available-for-sale | Collateralized debt obligations | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	69	67
Available-for-sale | Other | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	662	583
Available-for-sale | Other | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Other | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	651	546
Available-for-sale | Other | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	11	37
Cash, cash equivalents and short-term securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	8,890	8,642
Cash, cash equivalents and short-term securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	7,683	7,742
Cash, cash equivalents and short-term securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,207	900
Cash, cash equivalents and short-term securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Debt securities | Fair value through profit or loss | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	59,967	59,466
Debt securities | Fair value through profit or loss | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,103	1,136
Debt securities | Fair value through profit or loss | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	58,447	57,888
Debt securities | Fair value through profit or loss | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	417	442
Financial assets	417	442	527
Debt securities | Available-for-sale | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	12,652	12,421
Debt securities | Available-for-sale | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	818	610
Debt securities | Available-for-sale | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	11,698	11,620
Debt securities | Available-for-sale | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	136	191
Financial assets	136	191	105
Equity securities | Fair value through profit or loss | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	5,078	5,016
Equity securities | Fair value through profit or loss | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	3,379	2,863
Equity securities | Fair value through profit or loss | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,532	2,009
Equity securities | Fair value through profit or loss | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	167	144
Financial assets	167	144	170
Equity securities | Available-for-sale | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	942	758
Equity securities | Available-for-sale | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	710	584
Equity securities | Available-for-sale | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	194	167
Equity securities | Available-for-sale | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	38	7
Financial assets	38	7	0
Derivative assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,478	1,608
Derivative assets | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	27	34
Derivative assets | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,451	1,574
Derivative assets | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Other invested assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	2,773	2,664
Other invested assets | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	912	925
Other invested assets | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	140	195
Other invested assets | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,721	1,544
Financial assets	1,721	1,544	1,106
Investment properties | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	7,067	6,592
Investment properties | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Investment properties | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Investment properties | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	7,067	6,592
Financial assets	7,067	6,592	6,540
Total invested assets measured at fair value | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	98,847	97,167
Total invested assets measured at fair value | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	14,632	13,894
Total invested assets measured at fair value | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	74,669	74,353
Total invested assets measured at fair value | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	9,546	8,920
Financial assets	9,546	8,920	8,448
Investments for account of segregated fund holders | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	106,392	97,167
Investments for account of segregated fund holders | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	27,481	26,435
Investments for account of segregated fund holders | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	77,757	69,867
Investments for account of segregated fund holders | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,154	865
Financial assets	CAD 1,154	CAD 865	CAD 765